Schedule of revenue disaggregated by service (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 7,968,113	$ 10,886,035	$ 3,793,293	$ 5,004,493	$ 7,025,592
Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	7,962,901	10,878,915	3,397,380	4,482,165
Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	5,212	7,120	$ 395,913	522,328
Brokerage Services [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	2,859,723	3,906,953		2,817,930	3,072,060
Brokerage Services [Member] | Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	2,858,186	3,904,853		2,806,930	3,069,160
Brokerage Services [Member] | Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	1,537	2,100		11,000	2,900
Property Management [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	3,061,637	4,182,808		846,726
Property Management [Member] | Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	3,061,637	4,182,808		846,726
Property Management [Member] | Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues
Emerging and Other Services [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	2,046,753	2,796,274		1,339,837	3,953,532
Emerging and Other Services [Member] | Independent Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	2,043,079	2,791,254		828,509	970,376
Emerging and Other Services [Member] | Related Parties [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 3,674	$ 5,020		$ 511,328	$ 2,983,156